Costs and expenses by nature	6 Months Ended
Jun. 30, 2021
Costs and expenses by nature
Costs and expenses by nature
5.	Costs and expenses by nature

a) Cost of goods sold and services rendered

	Three -month period ended June 30,		Six -month period ended June 30,
	2021	2020	2021	2020
Personnel	444	362	834	775
Materials and services	819	748	1,521	1,553
Fuel oil and gas	267	206	475	485
Maintenance	800	616	1,449	1,286
Royalties	353	168	604	332
Energy	169	147	318	336
Ores acquired from third parties (i)	691	199	1,034	261
Depreciation,depletion and amortization	800	734	1,488	1,463
Freight (ii)	991	691	1,773	1,387
Others	471	341	936	612
Total	5,805	4,212	10,432	8,490

Cost of goods sold	5,663	4,086	10,156	8,203
Cost of services rendered	142	126	276	287
Total	5,805	4,212	10,432	8,490
(i)	The increase in “Ores acquired from third parties” is mainly due to the significant increase in the reference price of iron ore compared to 2020.
(ii)	The increase in "Freight" is mainly due to the significant increase in volumes of CFR sales and higher international freight prices.

Tax on mineral production (Taxa de Fiscalização de Recursos Minerais - “TFRM”) – Several Brazilian states, including Minas Gerais, Pará and Mato Grosso do Sul, impose a TFRM, which is currently assessed at rates ranging from R$0.50 to R$3.72 per metric ton of minerals produced in or transferred from the state. The expenses related to the TFRM are presented in these interim financial statements under “Royalties”. In March 2021, a state decree increased the TFRM rate in the state of Para to R$11.19 per metric ton, with effectiveness as at April 2021. According to the prior rule, which would expire in 2031, the TFRM rate was R$3.72 per ton until the production of 10 million metric tons and R$0.74 for volumes over than 10 million metric tons. The Company is evaluating in the legal aspects of this change and, based on the Brazilian constitutional principle of mandatory notice period, which sets out the tax increase would become in force only in the subsequent year of its enactment, therefore the Company did not apply this increase  in the current period and does not expect any impact for the year ending December 31, 2021. The Company is also evaluating other legal aspects to avoid the overcharge in the future.

b) Selling and administrative expenses

	Three-month period ended June 30,		Six-month period ended June 30,
	2021	2020	2021	2020
Selling	25	20	43	37
Personnel	52	40	99	87
Services	22	33	39	51
Depreciation and amortization	10	14	19	31
Others	24	17	38	33
Total	133	124	238	239

c) Other operating expenses (income), net

	Three-month period ended June 30,		Six-month period ended June 30,
	2021	2020	2021	2020
Provision for litigations	28	44	44	63
Profit sharing program	52	13	75	45
COVID-19 expenses	16	85	18	85
Others (i)	(22)	95	(51)	106
Total	74	237	86	299
(i)	Includes the gain related to the exclusion of ICMS from the PIS and COFINS computation tax base, as detailed in note 23(e).